SCHEDULE OF GOLD IN BULLION (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance, ounce | oz
Beginning balance cost
Beginning balalnce, fair value
Investments in gold bullion, ounce | oz	239
Investments in Gold bullion, cost	$ 1,884
Investment in Gold bullion, fair value	$ 450,216
Net change in unrealized depreciation, ounce | oz
Net change in unrealized depreciation, cost
Net change in unrealized depreciation, fair value	$ (13,004)
Ending balance, ounce | oz	239
Ending balance, cost	$ 1,884
Ending balance, fair value	$ 437,212